INCOME TAX PROVISION	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX PROVISION

10.	INCOME TAX PROVISION

The income tax expense consists of the following:

	November 30, 2021	November 30, 2020
Federal provision (benefit)
Current	$2,388,000	$307,199
Deferred	(259,579)	-
State and Local provision (benefit)		-
Current	453,000	-
Deferred	(44,421)	-
Total provision	$2,537,000	$307,199

A reconciliation of the provision for income taxes using the statutory federal income tax rate to our effective income tax rate for the period ended November 30, 2021, is as follows:

	For the Six Months Ended November 30, 2021	For the Six Months Ended November 30, 2020
Federal statutory rate (%)	21%	21%
State income taxes, net of federal benefit	4%	4%
Change in valuation allowance	(3)%	-%
Other, net	6%	3%
Effective income tax rate (%)	28%	27%

As of November 30, 2020, the Company recorded a full valuation allowance against the deferred tax assets due to insufficient evidence to support the utilization of these benefits.

12.	INCOME TAX PROVISION

The income tax provision consists of the following:

	May 31, 2021	May 31, 2020
Federal
Current	$521,293	-
Deferred	(208,560)	-
State and Local
Current	262,576	-
Deferred	(55,440)	-
Income tax benefit	$519,869	$-

The Company has U.S. federal net operating loss carryovers (NOLs) of approximately $66,087 as of May 31, 2021, available to offset taxable income through 2021. If not used, these NOLs may be subject to limitation under Internal Revenue Code Section 382 should there be a greater than 50% ownership change as determined under the regulations. The Company plans on undertaking a detailed analysis of any historical and/or current Section 382 ownership changes that may limit the utilization of the net operating loss carryovers. The Company also has California State Net Operating Loss carry overs of $262,678 as of May 31, 2021, available to offset future taxable income through 2041.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. For the year ended May 31, 2021, there was no valuation allowance necessary.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other expenses – Interest” in the statement of operations. Penalties would be recognized as a component of “General and administrative.”

No interest or penalties on unpaid tax were recorded during the year ended May 31, 2021 and no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

Deferred Tax Assets	Year Ended May 31, 2021	For the Period October 28, 2019 (Inception) through May 31, 2020
Net Operating Loss	$-	$40,000
Debt discount liability	288,555
Allowance for doubtful accounts	39,414
Goodwill	19,513
Total deferred tax assets	347,482	40,000
Valuation allowance	-	(40,000)
Deferred tax asset, net of valuation allowance	347,482	-

Deferred Tax Liabilities
Fixed assets	(84,261)
Net deferred tax asset (liability)	$263,221	$-

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Year Ended May 31, 2021	For the Period October 28, 2019 (Inception) through May 31, 2020
US Federal statutory rate (%)	21.0	21.0
State income tax, net of federal benefit	8.4	9.0
Change in valuation allowance	(1.7)	(30.0)
Other permanent differences, net	(4.5)
Income tax provision (benefit) (%)	23.2	-